RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2026
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
As at	September 30, 2026	December 31, 2025
Trade accounts receivable	$766,255	$947,939
Sales tax receivable	173,654	93,643
	$939,909	$1,041,582

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

Expected credit loss

Balance at December 31, 2024	(429,506)
Additional amounts provided for the year	(302,067)
Trade receivables written off during the year	186,211
Foreign exchange	6,933
Balance at December 31, 2025	$(538,429)
Additional amounts recovered during the period	72,981
Foreign exchange	(416)
Balance at September 30, 2026	$(465,864)